Movements of Deferred Government Grants (Detail) - Deferred Government Grants	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Components of Other Income (Expense) [Line Items]
Balance at beginning of the year	$ 5,418,000	¥ 37,620,000	¥ 33,572,000	¥ 18,046,000
Additions	0	0	10,160,000	20,920,000
Recognized as a reduction of depreciation expense	(954,000)	(6,627,000)	(6,112,000)	(5,394,000)
Balance at end of the year	$ 4,464,000	¥ 30,993,000	¥ 37,620,000	¥ 33,572,000